Concentrations and Risks (Details) - Schedule of Single Customers - USD ($)		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Customer A [Member]
Schedule of Single Customers [Line Items]
Company’s revenue	[1]		$ 138,921
Customer B [Member]
Schedule of Single Customers [Line Items]
Company’s revenue	[2]		54,277
Customer C [Member]
Schedule of Single Customers [Line Items]
Company’s revenue	[3]	609,218
Customer D [Member]
Schedule of Single Customers [Line Items]
Company’s revenue	[4]	409,456
Customer E [Member]
Schedule of Single Customers [Line Items]
Accounts receivable	[5]		24,396
Customer F [Member]
Schedule of Single Customers [Line Items]
Accounts receivable	[6]		20,668
Customer G [Member]
Schedule of Single Customers [Line Items]
Accounts receivable	[7]	258
Supplier A [Member]
Schedule of Single Customers [Line Items]
Accounts payable	[8]	490,236	770,758
Company’s purchase	[8]	$ 1,093,750	$ 1,015,106

[1]	Customer A is in the automobile leasing industry.
[2]	Customer B is in the automotive industry
[3]	Customer C is in the automotive industry
[4]	Customer D is in the automotive industry.
[5]	Customer E is in the tires manufacturing industry.
[6]	Customer F is in the retail industry.
[7]	Customer G is in the automotive maintenance industry.
[8]	Supplier A is in the automobile manufacture industry.